Share-based compensation - Stock appreciation rights - Awards, simulation inputs, outputs (Details) - Stock appreciation rights - $ / shares	Mar. 04, 2021	Mar. 04, 2020	Mar. 07, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	610,691	549,020	560,000	1,719,733	205,519	37,797	5,595	22,118
Exercise Price (in dollars per share)	$ 4.28	$ 5.25	$ 5.10	$ 7.40	$ 9.20	$ 10.25	$ 13.91	$ 13.66
Vesting Period (in years)	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Grant Price (in dollars per share)	$ 4.28	$ 5.25	$ 5.10	$ 7.40	$ 9.20	$ 10.25	$ 13.91	$ 13.66
Dividend Yield (in hundredths)	0.00%	0.00%	0.00%	0.00%	6.63%	3.90%	2.88%	2.93%
Risk-free rate of Return (in hundredths)	0.66%	0.73%	2.43%	2.51%	1.79%	1.90%	2.20%	2.06%
Expected Volatility (in hundredths)	55.39%	46.42%	43.65%	40.59%	58.09%	61.38%	53.60%	56.31%
Weighted Average Fair Value at grant date (in dollars per share)	$ 1.93	$ 2.04	$ 2.00	$ 2.67	$ 2.20	$ 2.98	$ 4.20	$ 4.17
Average Expected Exercise Life	4 years 6 months	4 years 6 months	4 years 6 months	4 years 3 months
Valuation Method	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Expected Exercise Life					5 years	5 years	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Expected Exercise Life					4 years	4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days